Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Mining assets [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3
Bottom of range [member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3
Bottom of range [member] | Buildings [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Bottom of range [member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Bottom of range [member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Bottom of range [member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Bottom of range [member] | Network and communication equipment
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3
Bottom of range [member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2
Bottom of range [member] | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1
Bottom of range [member] | Other property, plant and equipment [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1
Top of range [member] | Mining assets [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	8
Top of range [member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	16
Top of range [member] | Buildings [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	40
Top of range [member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	16
Top of range [member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20
Top of range [member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20
Top of range [member] | Network and communication equipment
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	15
Top of range [member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	16
Top of range [member] | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	28
Top of range [member] | Other property, plant and equipment [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	26
Weighted Average [Member] | Mining assets [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	7
Weighted Average [Member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	7
Weighted Average [Member] | Buildings [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	11
Weighted Average [Member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6
Weighted Average [Member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6
Weighted Average [Member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	9
Weighted Average [Member] | Network and communication equipment
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5
Weighted Average [Member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	4
Weighted Average [Member] | Machinery, plant and equipment
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	9
Weighted Average [Member] | Other property, plant and equipment [member]
Significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6